Contributed Equity	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Contributed Equity
NOTE 21. CONTRIBUTED
EQUITY

		Consolidated
	Note	June 30, 2025 A$	June 30, 2024 A$
Fully paid ordinary shares	21(a)	535,069,876	532,443,233
Options over ordinary shares – listed		9,661,954	9,661,954

		544,731,830	542,105,187

(a) Ordinary Shares

		June 30, 2025		June 30, 2024
	Note	No.	A$	No.	A$
At the beginning of reporting period		1,452,612,290	532,443,233	1,187,306,209	436,610,249
Shares issued during the year	21(b)	—	—	263,777,731	100,235,538
Transaction costs relating to share issues		—	—	—	(4,841,655)
Exercise of performance rights (shares issued during the year)	21(b)	7,777,285	2,626,643	1,528,350	439,101
Conversion of Convertible Notes (shares issued during the period)		—	—	—	—

At reporting date		1,460,389,575	535,069,876	1,452,612,290	532,443,233

(b) Shares issued

2025 Details	Number	Issue Price A$	Total A$
Performance rights exercised (transfer from share-based payment reserve)	7,777,285	0.34	2,626,643

	7,777,285		2,626,643

2024 Details	Number	Issue Price A$	Total A$
Share issued under Retail Entitlement Offer	28,063,871	0.38	10,664,271
Shares issued under Institutional Placement	235,713,860	0.38	89,571,267
Performance rights exercised (transfer from share-based payment reserve)	1,528,350	0.29	439,101

	265,306,081		100,674,639

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.
The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Options
Information relating to the Company’s Global Employee Share Option Plan, including details of options issued, exercised and lapsed during the year and options outstanding at the end of the reporting period, is set out in note 33.
Unlisted Options

Expiration Date	Exercise Price	Number
August 4, 2025	$0.24	847,600

Total		847,600

Share buy-back
There is no current on-market share buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the consolidated entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to grow its existing businesses.